Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Derivative Liabilities

The following table summarizes the activity related to the derivative liabilities during the years ended December 31, 2012 and 2011:

	Year Ended
	December 31, 2012	December 31, 2011

Balance at beginning of year	$280,000	$2,000,000
Reclassification to equity	(280,000)	(1,680,000)
Net change in fair value of derivative liabilities	-	(40,000)
Ending balance	$-	$280,000

Schedule of Fair Value Assumptions of Derivative Liabilities

The following table presents details of the assumptions used to calculate the fair value using the Black-Scholes Option Pricing Model for warrant related derivatives:

Year Ended
	December 31, 2012	December 31, 2011

Expected term (in years)	*	2.21 – 6.76
Expected volatility	*	80.94% - 92.64%
Risk-free interest rate	*	1.29% - 2.90%
Expected dividends	*	-
Grant date fair value per share	*	$0.14 - $0.24

* No derivative liabilities exist during the year ended December 31, 2012.